Recovco Due Diligence Review Narrative

GSMBS 2024-RPL-7

Recovco’s Report, which is to be made available to the Recipients by the Client, includes the loan level results of Recovco’s independent, third-party due diligence review conducted for the Client.  The scope of review for these loans is as follows:

DESCRIPTION OF SERVICES:

(1)        Type of assets that were reviewed.
Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by Goldman Sachs Mortgage Company or an affiliate thereof (“Client”) as part of mortgage loan acquisitions. The reviews were conducted on behalf of Client from September 2018 through May 2022 via files imaged and provided by Client or its designee for review.

(2)	Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

“Compliance Review”:	157 mortgage loans
“Modification Review”:	Not Applicable
“Data Integrity Review”:	Not Applicable
“Collection Comment Review”:	Not Applicable
“Payment History Review”:	Not Applicable
“Title Review”:	Not Applicable
“Title Lien Alert Review”	Not Applicable

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.
The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
DBRS	Third-Party Due Diligence Criteria for U.S. RMBS Transactions - September 8, 2023
Fitch Ratings, Inc.	U.S. RMBS Rating Criteria dated February 2, 2024

(4) Quality or integrity of information or data about the assets: review and methodology.
Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.
Not Applicable

(6) Value of collateral securing the assets: review and methodology.
Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents:  These are seasoned loans and wherever appropriate, alternative documentation was reviewed.  For example, if no final HUD Settlement Statement or Truth in Lending Disclosure was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed 4 residential mortgage loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a.  Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.
any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1.    review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4.    timing of initial and re-disclosed TIL(s); c)  Tolerances (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b.  Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c.      The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d.      The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review
Recovco reviewed each the loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:
•	Initial application (1003);
•	Sales contract;
•	Hazard and/or flood insurance policies;
•	Copy of note for any junior liens;
•	Appraisal;
•	Title/Preliminary Title;
•	Initial TIL;
•	Final 1003;
•	Final TIL;
•	HUD from sale of previous residence;
•	Initial and final GFE’s;
•	Changed circumstance documentation;
•	Final HUD-1;
•	Right of Rescission Disclosure;
•	Mortgage/Deed of Trust;
•	Note;
•	Mortgage Insurance;
•	Tangible Net Benefit Disclosure;
•	Subordination Agreement;
•	FACTA disclosures;
•	Notice of Special Flood Hazards; and
•	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY
Not Applicable

TITLE REVIEW SUMMARY
Not Applicable

PAYMENT HISTORY SUMMARY
Not Applicable

MODIFICATION REVIEW (DATA VALIDATION AND AGGREGATION)
Recovco will review and collect the most current modification loan terms that best match the data tape.

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.

COMPLIANCE REVIEW RESULTS SUMMARY
After review of the 9 mortgage loans, five of the mortgage loans had a rating grade of “A / RA”, four of the mortgage loans had a rating grade of “B / RB”, none of the mortgage loans had a rating grade of “C / RC”, and none of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	4	02..40%
B / RB	107	69.20%
C/RC	0	00.00%
D / RD	43	28.40%

COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)
The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

Exception Type	Loan Count
* 2nd Mortgage / HELOC Terms required (Lvl 2)	1
* Application Missing (Lvl 2)	93
* Application Missing (Lvl 3)	17
* Appraisal not dated (Lvl 2)	7
* ComplianceEase Exceptions Test Failed (Lvl 2)	4
* ComplianceEase State Regulations Test (Lvl 2)	1
* ComplianceEase State Regulations Test (Lvl 3)	1

* ComplianceEase TILA Test Failed (Lvl 2)	49
* Credit score not provided (Lvl 2)	1
* Disclosure – Consumer Handbook on Adjustable Rate (Lvl 2)	16
* Disclosure – Consumer Handbook on Adjustable Rate (Lvl 3)	3
* Final TIL Date after actual transaction date (Lvl 2)	2
* Final TIL Missing or Not Executed (Lvl 2)	39
* Good Faith Estimate missing or unexecuted (Lvl 2)	74
* Good Faith Estimate missing or unexecuted (Lvl 3)	4
* HUD-1 Closing Statement missing or unsigned (Lvl 3)	21
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)	23
* Loan appears modified. Mod missing or unexecuted (Lvl 2)	16
* Loan program disclosure missing or unexecuted (Lvl 2)	26
* Loan program disclosure missing or unexecuted (Lvl 3)	2
* MI, FHA or MIC missing and required – (Lvl 2)	1
* MI, FHA or MIC missing and required – (Lvl 3)	1
* Missing Appraisal – (Lvl 2)	42
* Missing Appraisal – (Lvl 3)	10
* Missing Credit Report – (Lvl 2)	53
* Missing Documentation – (Lvl 2)	8
* Missing Initial TIL disclosure – (Lvl 2)	63
* Missing required 1-4 family rider – (Lvl 2)	1
* Missing required ARM Rider – (Lvl 3)	1
* Missing Title Evidence – (Lvl 3)	14
* Mortgage missing/unexecuted – (Lvl 3)	3
* Not all borrowers signed HUD (Lvl 2)	3
* Not all borrowers signed TIL (Lvl 2)	7
* Note is missing or unexecuted (Lvl 3)	3
* Notice of Servicing transfer missing or unexecuted – (Lvl 2)	73
* Notice of Servicing transfer missing or unexecuted – (Lvl 3)	9
* Prepayment Rider Missing – (Lvl 2)	17
* Property is Manufactured Housing – (Lvl 2)	8
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	6
* Right of Rescission missing or unexecuted (Lvl 2)	44
* Right of Rescission missing or unexecuted (Lvl 3)	4
* Right to receive copy of appraisal is Missing (Lvl 2)	18
* Settlement date is different from note date (Lvl 2)	5
* Special information booklet is Missing (Lvl 2)	14
* Special information booklet is Missing (Lvl 3)	1
* TIL not hand dated (Lvl 2)	5
* Transmittal (1008) is Missing (Lvl 2)	61
* Transmittal (1008) is Missing (Lvl 3)	5

Grand Total	880

DATA INTEGRITY REVIEW RESULTS SUMMARY
Not Applicable

TITLE LIEN REVIEW SUMMARY
Not Applicable

PAYMENT HISTORY REVIEW SUMMARY
Not Applicable

COLLECTION COMMENT REVIEW SUMMARY
Not Applicable

MODIFICATION REVIEW (DATA VALIDATION AND AGGREGATION)
Not Applicable

            Loan List

GS Loan Count (30)
Count	Recovco ID	Loan #1
1	22569081	F201090047
2	23597153	O201090008
3	258261	26553556
4	278565	34285869
5	33762381	483063418
6	39431045	258472372
7	39431047	259765618
8	39431072	277474359
9	39431094	417409703
10	39431098	417654431
11	39431099	417656733
12	39431108	418032777
13	39431111	418091823
14	39431123	418397642
15	39431155	483098695
16	39431157	483120176
17	39431159	483163986
18	39431161	483232278
19	39431371	547540559
20	39431384	563259381
21	43785902	47922308
22	43785922	47929817
23	43785947	47927044
24	43785955	48004837
25	43785984	47806627
26	43786027	47945525
27	43786070	47938503
28	43786101	47964704
29	43786106	47964617
30	8057168	39563888

NRZ Loan Count (127)
Count	Recovco ID	Loan #1
1	PWHGLIENJL1	10052376
2	0V04UEFGCIA	101029124
3	DTS2EAAGVTM	10148501
4	JWUT4PORKKC	10160084

5	2GQFITRBSUM	10160972
6	G00PJPAOX4U	10187892
7	4HXJWLIQBZT	10294181
8	U24ZHE4GEZO	1048470
9	LU1RJQNK03T	105660880
10	YQGQ5140GRV	110548889
11	UMMRZTJFQN4	11060327
12	5CPKFHGS5LH	110803547
13	TP13LD1MLAJ	111752739
14	XQOZBGODKD0	1117827
15	1SCWCCAE2QP	112785514
16	WE3Y0OOF4PO	113113013
17	1FTKIERMMED	11418973
18	JVLSKE2PTST	116396862
19	YF14EG0DU3U	123814451
20	WGYEGNZBCLS	1359166
21	YI0MHKIMMV0	1484981
22	U2NCNN2KQK2	151025444
23	AJJ2K5WUIEX	1516167
24	O4201HZLGXG	15191869
25	SPTWGIBZJL3	15238165
26	N1QB23BIH4X	15240724
27	JBZXGXLSBBI	15360118
28	IK4DWPXP5M2	18965053
29	NJDFBKWYRLV	204014722
30	YBLWGMM50EI	204016696
31	C1ESBA5W5HF	204063331
32	I44W5TBUV2V	204068142

33	OUO0J0RFRYO	204075232
34	TIDQBNDU523	204076283
35	GB14MZ4FMPD	25966760
36	R0BDH2SR2DR	261026333
37	XJWOQMRXJSI	26179108
38	XU0WCSP3Q11	2649895
39	RWSSRSZHZU0	2822414
40	FSDIGCEV0MI	300007778
41	0SVR41UXYIH	300009486
42	GMJWD5D0DE0	300010518
43	VEZLQLT3F4N	3044500753
44	QLYKLV1NHI5	3163
45	1IZA0PVKLF5	31815178
46	VQABHR2WHG0	31961204
47	1LVYXKK0E5J	3292168
48	GP0AP0TVTCC	3301476820
49	Z0FIAHPEFQP	3301757112
50	PUOG1J450XQ	3302327600
51	NHJEN3QDYSM	3302663327
52	UF0RABSLGWJ	3302799675
53	O4A5EVOBZ2J	3302839950
54	UPJ2N5RRMEJ	3302891720
55	EY2DINWUKBE	3303345650
56	WSZR4VCD4SZ	3303453611
57	XAF2OZPGASG	3303612307
58	HI3ILYXV5DQ	3303626471
59	ECRT4JK4X1Y	3303691228
60	YPVJYMPTH2H	3303712578

61	IAXEVDFYRO4	3303752038
62	TGLBWUXSYFH	33590563
63	T4YQG0NAOWP	33720400
64	GV05LWVKKD5	3633324
65	XA3GL25EQD0	39154161
66	EW2QUILRVHJ	400244029
67	2Y3ONWBMPVW	400320347
68	FFSWAHOPC3M	400420466
69	ZSPCFGL3PCT	400421275
70	UBYYI3FLGFI	400526041
71	0QGQWD03LPK	400543260
72	2TPKIKXKE1N	404087
73	KAKNKPRJOM2	41512732
74	JBWDTKMV4IY	4689014
75	5F5MIOISVTQ	4880252
76	D2O4KL0LZNC	4913860
77	BG4XX5TTRTP	4981807
78	OBZD5NCMQTF	5064185
79	1NSGX3DMDPP	5223804
80	AKRC5Z1KR4A	5235652
81	5M3J055BCR3	5290095
82	WX0I4PVE0KT	5790147
83	3JEE5C4K52P	6030651837
84	V3GXCLFU1QS	61053662
85	A1ZA5Y2VYSI	6143685219
86	W00U34MQBBK	6161125155
87	HJBSRPEEYUB	6182539954
88	GU3JMDDDPJF	6193385991

89	VEFEZVNPLSQ	6202044316
90	5WWNMQJVKRP	6255588896
91	4MHOW5Q3KXK	6266741799
92	E53MA4DNVEY	6284844997
93	YL2OKJHQRIS	640953
94	BD2YPVHNEYX	6436503582
95	TXTEYXI3QB2	6444631763
96	FUSGSIPG5GD	651004565
97	ERTP4WZTQYX	6554683844
98	DCHAXIBKGHD	6617801730
99	SZJ0T3H4KO2	6640384803
100	5DDBST1RAR2	666877
101	Y3Z3MCIVSIU	6702633980
102	EOBY51PAHW1	672124
103	BIKA2ZAXCW1	6796241757
104	J5DBMTUCNYX	680698
105	0L0LUNYPSND	6851386695
106	MMMIISUSM2U	6922252421
107	MNGGRDYJIFG	70002043
108	ZFWYLMVF0PT	70003066
109	TGW251P0UMT	70008818
110	5QUYQNHHUIU	70338850
111	QCJX3SO432E	70841556
112	4BTWMUY2DAQ	71045561
113	BCIVANULKXR	71046809
114	R2COILTJGIO	71056618
115	S4U2TVSAM2N	7145692773
116	LMQRB3MCKIF	7371708

117	SVMIZMK4BNI	831000635
118	023VGA2VTD3	8756496
119	J4QLGSDMGLK	8917446
120	1C430WUYY2D	8943126
121	NUEMAGRTF4I	9544786
122	WQ2PM0R2HTD	9545468
123	BVOCXO3HV5T	9643203
124	50FUDKKLOG5	9678581
125	BGR03SP5205	9692929
126	CLB2JGWQFC3	9765433
127	LFRWT0UTZSV	9828757